NON-CURRENT AND CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL LIABILITIES AND WARRANTS
Non-current		€ 35,965	€ 37,000
Current		17,591	40,433
Warrants, Non-current		26,094	5,053
Total non-current financial liabilities	€ 54,474	71,518	42,053
Total financial liabilities	€ 28,184	87,148	40,433
Loans from banks
FINANCIAL LIABILITIES AND WARRANTS
Non-current		1,191
Current		1,232	2,219
XJ Harbour share purchase liability
FINANCIAL LIABILITIES AND WARRANTS
Current			23,539
Black forest term loan facility
FINANCIAL LIABILITIES AND WARRANTS
Non-current		574
Derivative, Current		5,290
XJ Harbour Set-off agreement
FINANCIAL LIABILITIES AND WARRANTS
Derivative, Non-current		9,459
Derivative, Current		64,267
Other third party loans
FINANCIAL LIABILITIES AND WARRANTS
Non-current		2,200	2,000
Current		3,114	3,008
Loans from shareholders
FINANCIAL LIABILITIES AND WARRANTS
Non-current		21,000	21,000
Current		4,611	8,694
Loans from other related parties
FINANCIAL LIABILITIES AND WARRANTS
Non-current		11,000	14,000
Current		€ 8,634	€ 2,973